Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
9. Common Stock
The Company is authorized to issue up to 6,000,000 shares of common stock, of which 1,987,636 were issued and outstanding at June 30, 2021.
On August 31, 2018, in accordance with the terms of the Company’s 2018 Stock Option and Grant Plan (the “2018 Plan”), as more fully described in Note 10, the Company issued and sold a total of 725,000 shares of restricted stock at a purchase price of $0.10 per share for a total of $72,500 (the “2018 RSAs”). In addition, the Company issued a total 10,250 and 34,268 shares of restricted stock pursuant to the 2018 Plan in the first quarter of 2020 and 2021, respectively (collectively, including the 2018 RSAs, the “RSAs”).
Pursuant to the 2018 Plan and the terms set forth in the RSA agreements, shares that have not vested pursuant to the applicable RSA agreements are subject to repurchase rights upon the occurrence of certain repurchase events, as defined in the 2018 Plan. Unvested RSAs are held in escrow and subject to optional repurchase by the Company upon the occurrence of a repurchase event causing the award holder to forfeit his or her right to such restricted stock at a repurchase price equal to the fair market value of the issued restricted shares; provided, however, in the case of a Restricted Covenant Breach (as defined in the 2018 Plan), the purchase price shall be the lesser of (x) the amount paid for such RSA, or (y) the estimated fair market value per RSA, as defined in the 2018 Plan, on the date the Company exercises its repurchase right. These repurchase terms are considered to be a forfeiture provision and the cash received for the unvested RSAs is treated as a liability in the Company’s balance sheet until the repurchase rights lapse.
As of June 30, 2021, the Company had 40,888 unvested RSAs outstanding, which are subject to repurchase rights. The Company also has the right to repurchase vested RSAs upon the occurrence of a Repurchase Event, as defined in the 2018 Plan, at fair market value.
The voting, dividend and liquidation rights of the holders of the common stock are subject to and qualified by the rights, powers, and preferences of the holders of the preferred stock.
Voting
—Each holder of outstanding shares of common stock shall be entitled to one vote in respect of each share. The holders of outstanding shares of common stock, voting together as a single class, shall be entitled to elect two (2) directors. The number of authorized shares of common stock may be increased or decreased by the affirmative vote of a majority of the outstanding shares of common stock and preferred stock voting together as a single class.
Dividends
—Subject to the payment in full of all preferential dividends to which the holders of the preferred stock are entitled, the holders of common stock shall be entitled to receive dividends out of funds legally available therefor at such times and in such amounts as the board of directors may determine in its sole discretion, with holders of preferred stock and common stock sharing pari passu
in such dividends.
Liquidation Rights
—After payment in full of all preferential amounts to which the holders of preferred stock are entitled upon any voluntary or involuntary liquidation, dissolution or winding-up
of the Company or deemed liquidation event of the Company, all remaining assets of the Company available for distribution to the stockholders shall be distributed among the holders of the preferred stock and common stock, pro rata based on the number of shares held by each such holder on an as converted to common stock basis.
Reserved Shares
—As of June 30, 2021, the Company reserved the following shares of common stock for issuance upon conversion of the outstanding convertible preferred stock and exercise of stock options:

Conversion of Series A preferred stock	2,578,518
Series A preferred stock reserved for 3 rd tranche (Note 8)	754,765
Stock options available for issuance	130,305
Stock options outstanding	219,046

Total	3,682,634

9.	Common Stock
The Company is authorized to issue up to 5,500,000 and 6,000,000 shares of common stock, of which 1,933,988 and 1,953,368 were issued and outstanding at December 31, 2019 and 2020, respectively.
On August 31, 2018, in accordance with the terms of the Company’s 2018 Stock Option and Grant Plan, a member of management and a director entered into restricted stock purchase agreements (“
Agreement
” or “
Agreements
”) whereby the Company issued and sold a total of 725,000 shares of restricted stock at a purchase price of $0.10 per share for a total of $72,500. A total of 422,901 of these shares (“
Unvested Shares
”) are subject to repurchase rights upon the occurrence of certain repurchase events, as defined in the agreements, for the director or member of management, and these repurchase rights lapse monthly, in equal amounts, over the following 28 months.
The Unvested Shares are held in escrow and subject to optional repurchase by the Company upon the occurrence of a repurchase event causing the stockholder to forfeit his or her right to such Restricted Stock at a repurchase price equal to the lesser of (x) the amount paid for such Shares, or (y) the estimated fair market value per share, as defined in the agreement, on the date the Company exercises its repurchase right. These repurchase terms are considered to be a forfeiture provision and the cash received for the Unvested Shares is treated as a liability in the Company’s balance sheet until the repurchase rights lapsed. The unvested stock liability related to these awards was $18,125 and $0 at December 31, 2019 and 2020, respectively.
Repurchase rights related to 10,250 Unvested Shares remain in force at December 31, 2020. The Company also has the right to repurchase vested shares upon the occurrence of a Repurchase Event, as defined in the Company’s 2018 Stock Option and Grant Plan, at fair market value.
The voting, dividend and liquidation rights of the holders of the common stock are subject to and qualified by the rights, powers, and preferences of the holders of the preferred stock.
Voting
— Each holder of outstanding shares of common stock shall be entitled to one vote in respect of each share. The holders of outstanding shares of common stock, voting together as a single class, shall be entitled to elect two (2) directors. The number of authorized shares of common stock may be increased or decreased by the affirmative vote of a majority of the outstanding shares of common stock and preferred stock voting together as a single class.
Dividends
— Subject to the payment in full of all preferential dividends to which the holders of the preferred stock are entitled, the holders of common stock shall be entitled to receive dividends out of funds legally available therefor at such times and in such amounts as the board of directors may determine in its sole discretion, with holders of preferred stock and common stock sharing pari passu
in such dividends.
Liquidation Rights
— After payment in full of all preferential amounts to which the holders of preferred stock are entitled upon any voluntary or involuntary liquidation, dissolution or winding-up
of the Company or deemed liquidation event of the Company, all of the remaining assets of the Company available for distribution to the stockholders shall be distributed among the holders of the preferred stock and common stock, pro rata based on the number of shares held by each such holder on an as converted to common stock basis.
Reserved Shares
— As of December 31, 2020, the Company reserved the following shares of common stock for issuance upon conversion of the outstanding convertible preferred stock and exercise of stock options:

Conversion of Series A preferred stock	2,578,518
Series A preferred stock reserved for 3 rd tranche (see Note 8)	754,765
Stock options available for issuance	301,440
Stock options outstanding	82,179

Total	3,716,902

Chardan Healthcare Acquisition 2 Corp. [Member]
STOCKHOLDERS' EQUITY
NOTE 8. STOCKHOLDERS’ EQUITY
Preferred stock
— On April 23, 2020, the Company amended its Certificate of Incorporation such that the Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At June 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Common Stock
— On April 23, 2020, the Company amended its Certificate of Incorporation such that the Company is authorized to issue 30,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. At June 30, 2021 and December 31, 2020, there were 2,155,661 and 3,070,233 shares of common stock issued and outstanding, excluding 8,622,644 and 7,708,072 of common stock subject to possible redemption, respectively.
The Company determined the common stock subject to redemption to be equal to the redemption value of approximately $10 per share of common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. In conjunction with the PIPE Financing and associated Subscription Agreements that will close substantially concurrent with an initial business combination, which would result in an additional $30,000,000 in net tangible assets. Upon considering the impact of the PIPE Financing and associated Subscription Agreements, it was concluded during the quarter ended March 31, 2021 that the redemption value would include all shares of common stock resulting in the common stock subject to possible redemption being equal to $86,254,797. This resulted in a measurement adjustment to the initial carrying value of the common stock subject to redemption with the offset recorded to additional paid-in
capital and accumulated deficit.

NOTE 7. STOCKHOLDERS’ EQUITY
Preferred Stock
— On April 23, 2020, the Company amended its Certificate of Incorporation such that the Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020 and 2019, there were no shares of preferred stock issued or outstanding.
Common Stock
— On April 23, 2020, the Company amended its Certificate of Incorporation such that the Company is authorized to issue 30,000,000 shares of common stock with a par value of $0.0001 per share.
Holders of the Company’s common stock are entitled to one vote for each share. At December 31, 2020 and 2019, there were 2,667,733 and 5,000,000 shares of common stock issued and outstanding, excluding 8,110,572 and no shares of common stock subject to possible redemption, respectively.
Warrants
— No fractional shares will be issued upon exercise of the Public Warrants. Therefore, Public Warrants must be exercised in multiples of two warrants. The Public Warrants will become exercisable on the consummation of a Business Combination; provided in that the Company has an effective and current registration statement covering the shares of common stock issuable upon the exercise of the Public Warrants and a current prospectus relating to such shares of common stock. The Company has agreed that as soon as practicable, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the shares of common stock issuable upon exercise of the Public Warrants. The Company will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Public Warrants in accordance with the provisions of the warrant agreement. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Public Warrants is not effective within 120 days from the closing of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act. If an exemption from registration is not available, holders will not be able to exercise their warrants on a cashless basis. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.
The Company may redeem the Public Warrants:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	at any time during the exercise period;

•	upon a minimum of 30 days’ prior written notice of redemption

•
if, and only if, the last sale price of the Company’s common stock equals or exceeds $16.00 per share for any 10 trading days within a
30-trading
day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders; and

•
if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire
30-day
trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.
In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s shares of common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business

Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $16.00 per share redemption trigger prices will be adjusted (to the nearest cent) to be equal to 160% of the higher of the Market Value and the Newly Issued Price.
The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.
The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering except that the Private Placement Warrants will be exercisable for cash (even if a registration statement covering the shares of common stock issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be non-redeemable
by the Company, in each case, so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. The Private Placement Warrants purchased by the Sponsor will not be exercisable more than five years from the effective date of the Initial Public Offering, in accordance with FINRA Rule 5110(f)(2)(G)(i), as long as Chardan Capital Markets, LLC or any of its related persons beneficially own these Private Placement Warrants.